Reportable Segments (Financial information by segment) (Details) - Segments [Domain] - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Adjusted EBITDA									$ 5,710	$ 4,404	$ 3,139
Depreciation, depletion and amortization									(1,669)	(1,296)	(858)
Interest expense, net of interest capitalized									(1,165)	(1,013)	(788)
Gain on deconsolidation of Propane Business									0	0	1,057
Gain on sale of AmeriGas common units									177	87	0
Goodwill impairment									(370)	(689)	0
Gains (losses) on interest rate derivatives									(157)	44	(4)
Non-cash unit-based compensation expense									(68)	(54)	(47)
Unrealized gains (losses) on commodity risk management activities									112	42	2
Inventory valuation adjustments									(473)	3	(75)
Loss on extinguishment of debt									(25)	(7)	(124)
Non-operating environmental remediation									0	168	0
Adjusted EBITDA related to discontinued operations									(27)	(76)	(99)
Adjusted EBITDA related to unconsolidated affiliates									(748)	(722)	(646)
Equity in earnings of unconsolidated affiliates									332	236	212
Other, net									(36)	19	48
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE									1,593	810	1,817
Revenues	$ 13,427	$ 14,933	$ 14,088	$ 13,027	$ 12,607	$ 12,486	$ 12,063	$ 11,179	55,475	48,335	16,964
Cost of products sold									48,389	42,554	13,088
Assets	62,674				49,900				62,674	49,900	48,394
Property, Plant and Equipment, Additions									5,494	3,327	3,533
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3,760				4,050				3,760	4,050	4,768
Intrastate Transportation And Storage [Member]
Segment Adjusted EBITDA									559	521	667
Depreciation, depletion and amortization									(125)	(122)	(122)
Goodwill impairment									0	0
Equity in earnings of unconsolidated affiliates									27	30	33
Revenues									2,857	2,452	2,191
Cost of products sold									2,169	1,737	1,394
Assets	4,984				5,048				4,984	5,048	5,340
Property, Plant and Equipment, Additions									169	47	37
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	423				443				423	443	652
Interstate Transportation and Storage [Member]
Segment Adjusted EBITDA									1,212	1,368	1,117
Depreciation, depletion and amortization									(203)	(244)	(209)
Goodwill impairment									0
Equity in earnings of unconsolidated affiliates									196	182	162
Revenues									1,072	1,309	1,109
Assets	10,779				11,537				10,779	11,537	12,376
Property, Plant and Equipment, Additions									411	152	133
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	2,649				2,588				2,649	2,588	2,723
Midstream [Member]
Segment Adjusted EBITDA									1,349	766	613
Depreciation, depletion and amortization									(569)	(335)	(277)
Goodwill impairment										0
Equity in earnings of unconsolidated affiliates									10	1	(10)
Revenues									6,823	4,276	3,077
Cost of products sold									4,893	3,130	2,120
Assets	15,562				7,847				15,562	7,847	7,189
Property, Plant and Equipment, Additions									1,298	1,114	1,633
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	138				36				138	36	36
NGL Transportation And Services [Member]
Segment Adjusted EBITDA									591	350	209
Depreciation, depletion and amortization									(113)	(91)	(53)
Goodwill impairment									0	0
Equity in earnings of unconsolidated affiliates									(3)	(2)	2
Revenues									3,911	2,126	650
Cost of products sold									3,166	1,654	361
Assets	4,568				4,321				4,568	4,321	3,742
Property, Plant and Equipment, Additions									427	448	1,306
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	31				29				31	29	29
Investment in Sunoco Logistics [Member]
Segment Adjusted EBITDA									971	871	219
Depreciation, depletion and amortization									(296)	(265)	(63)
Goodwill impairment									0	0
Equity in earnings of unconsolidated affiliates									23	18	5
Revenues									18,088	16,639	3,189
Cost of products sold									17,110	15,574	2,885
Assets	13,619				11,650				13,619	11,650	10,291
Property, Plant and Equipment, Additions									2,510	1,018	139
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	226				125				226	125	118
Retail Marketing [Member]
Segment Adjusted EBITDA									731	325	109
Depreciation, depletion and amortization									(189)	(114)	(28)
Goodwill impairment									0	0
Equity in earnings of unconsolidated affiliates									2	2	1
Revenues									22,487	21,012	5,926
Cost of products sold									21,154	20,150	5,757
Assets	8,930				3,936				8,930	3,936	3,926
Property, Plant and Equipment, Additions									259	176	58
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	19				22				19	22	21
Other Segments [Member]
Segment Adjusted EBITDA									297	203	205
Depreciation, depletion and amortization									(174)	(125)	(106)
Goodwill impairment									0	0
Equity in earnings of unconsolidated affiliates									77	5	19
Revenues									3,331	2,597	1,762
Cost of products sold									2,975	2,337	1,511
Assets	4,232				5,561				4,232	5,561	5,530
Property, Plant and Equipment, Additions									420	372	227
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	$ 274				$ 807				274	807	1,189
Intersegment Eliminations [Member]
Revenues									(3,094)	(2,076)	(940)
Cost of products sold									$ (3,078)	$ (2,028)	$ (940)